Property, Plant and Equipment - Summary of Estimated Useful Lives of Property Plant and Equipment (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives	3 years	3 years
Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives	3 years	3 years
Leasehold Improvements | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives	3 years	3 years
Leasehold Improvements | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives	5 years	5 Years